Consolidated balance sheets - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	€ 1,113,552	€ 1,481,655
Trade accounts and other receivables from unrelated parties	3,815,374	3,409,061
Accounts receivable from related parties	156,789	162,361
Inventories	2,409,683	2,038,014
Other current assets	1,017,270	876,151
Total current assets	8,512,668	7,967,242
Property, plant and equipment	4,524,470	4,235,027
Right-of-use assets	4,570,866	4,316,440
Intangible assets	1,603,802	1,459,393
Goodwill	17,187,107	14,361,577
Deferred taxes	328,137	315,360
Investment in equity method investees	767,699	786,905
Other non-current assets	911,686	924,614
Total non-current assets	29,893,767	26,399,316
Total assets	38,406,435	34,366,558
Liabilities
Accounts payable to unrelated parties	828,090	736,069
Accounts payable to related parties	80,829	121,457
Current provisions and other current liabilities	3,878,425	3,676,875
Short-term debt from unrelated parties	543,523	1,178,353
Short-term debt from related parties	39,000	77,500
Current portion of long-term debt	58,485	667,966
Current portion of lease liabilities from unrelated parties	709,726	639,947
Current portion of lease liabilities from related parties	22,115	21,631
Income tax liabilities	197,193	137,836
Total current liabilities	6,357,386	7,257,634
Long-term debt, less current portion	8,068,492	6,646,949
Lease liabilities from unrelated parties, less current portion	4,261,494	3,990,153
Lease liabilities from related parties, less current portion	82,707	97,650
Non-current provisions and other non-current liabilities	1,319,778	707,563
Pension liabilities	541,127	782,622
Income tax liabilities	45,270	36,498
Deferred taxes	994,803	868,452
Total non-current liabilities	15,313,671	13,129,887
Total liabilities	21,671,057	20,387,521
Shareholders' equity:
Ordinary shares, no par value, €1.00 nominal value, 362,370,124 shares authorized, 293,413,449 issued and outstanding as of September 30, 2022 (December 31, 2021: 293,004,339)	293,413	293,004
Additional paid-in capital	3,360,748	2,891,276
Retained earnings	10,478,492	10,826,140
Accumulated other comprehensive income (loss)	918,768	(1,311,637)
Total FMC AG & Co. KGaA shareholders' equity	15,051,421	12,698,783
Noncontrolling interests	1,683,957	1,280,254
Total equity	16,735,378	13,979,037
Total liabilities and equity	€ 38,406,435	€ 34,366,558